Exploration and Evaluation Assets (Tables)	12 Months Ended
Apr. 30, 2023
Panuco Copala Property [Member] | Canam Alpine Ventures Ltd [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Disclosure of cost related to the properties [Table Text Block]
	Balance April 30, 2021	Additions	Balance April 30, 2022	Additions	Balance April 30, 2023
Acquisition costs
Cash	$1,012,761	$18,731,540	$19,744,301	$6,396,000	$26,140,301
Contingent consideration	308,595	(308,595)	-	-	-
Effective settlement of loans receivables	1,064,647	125,377	1,190,024	-	1,190,024
Shares	1,896,987	56,250,001	58,146,988	-	58,146,988
Transaction cost	125,190	(125,190)	-	-	-
Subtotal	$4,408,180	$74,673,133	$79,081,313	$6,396,000	$85,477,313

	Balance April 30, 2021	Additions	Balance April 30, 2022	Additions	Balance April 30, 2023
Exploration costs

Analysis	$1,366,574	$3,800,021	$5,166,595	$3,135,842	$8,302,436
Depreciation	3,563	20,388	23,951	53,711	77,662
Drilling	5,971,422	14,964,594	20,936,016	14,672,917	35,608,933
Ejido Rights	80,901	340,342	421,243	-	421,243
Engineering consulting	-	671,537	671,537	512,516	1,184,053
Equipment	382,265	924,121	1,306,386	1,094,354	2,400,740
Field Cost	2,092,112	2,250,098	4,342,210	1,711,210	6,053,420
Geological consulting	1,641,356	2,561,712	4,203,068	3,930,707	8,133,775
GIS management	-	-	-	203,054	203,054
Geophysical survey	-	-	-	158,542	158,542
Maintenance	315,435	81,504	396,939	452,923	849,862
Rent of land	86,099	153,596	239,695	146,953	386,648
Travel and miscellaneous	774,751	1,600,910	2,375,661	4,675,810	7,051,471
Subtotal	$12,714,478	$27,368,823	$40,083,301	$30,748,538	$70,831,839

	$17,122,658	$102,041,956	$119,164,614	$37,144,538	$156,309,152

Effect of change in exchange rate	(92,276)	(282,596)	(374,872)	6,797,445	6,422,573

Total	$17,030,382	$101,759,360	$118,789,742	$43,941,983	$162,731,725